Cover Document	Feb. 11, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 11, 2022
Entity Registrant Name	CLEVELAND-CLIFFS INC.
Entity Incorporation, State or Country Code	OH
Entity File Number	1-8944
Entity Tax Identification Number	34-1464672
Entity Address, Address Line One	200 Public Square,
Entity Address, Address Line Two	Suite 3300,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44114-2315
City Area Code	216
Local Phone Number	694-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.125 per share
Trading Symbol	CLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000764065
Amendment Flag	false